Capital Surplus (Details) - USD ($)		12 Months Ended
	Nov. 25, 2024	Dec. 31, 2025	Dec. 31, 2024
Capital surplus [Line Items]
Capital surplus		$ 45,060,227
Green Quest [Member]
Capital surplus [Line Items]
Capital surplus		$ 123,107	$ 3,184,536
Tumim ELOC SPA [Member]
Capital surplus [Line Items]
Commitment shares amounted	$ 450,000